Fair Value Measurements - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Decrease in other expenses due to one percent increase in discount rate	$ 0.2
Increase in other expenses due to one percent decrease in discount rate	$ 0.2